Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and with the rules and regulations of the Securities and Exchange Commission for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with our audited combined and consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2016. Subsequent to the date of the Pre-IPO Transactions, these condensed consolidated financial statements include the accounts of INVH and its wholly owned subsidiaries. Prior to the date of the Pre-IPO Transactions, these combined and consolidated financial statements include the combined accounts of the Operating Partnership and the Invitation Homes Partnerships and their wholly owned subsidiaries.
All intercompany accounts and transactions have been eliminated in the condensed consolidated financial statements. In the opinion of management, all adjustments which are of a normal recurring nature considered necessary for a fair presentation of our interim financial statements have been included in these condensed consolidated financial statements. Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2017.
We consolidate entities when we own, directly or indirectly, a majority interest in the entity or are otherwise able to control the entity. We consolidate variable interest entities (“VIEs”) in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation, if we are the primary beneficiary of the VIE as determined by our power to direct the VIE’s activities and the obligation to absorb its losses or the right to receive its benefits, which are potentially significant to the VIE. A VIE is broadly defined as an entity with one or more of the following characteristics: (a) the total equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about the entity’s activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests, and substantially all of the entity’s activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights.

The accompanying balance sheet has been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States. Separate statements of operations, comprehensive income, stockholder’s equity, and cash flows have not been presented because there have been no activities of this entity as of December 31, 2016.
Basis of Presentation
The accompanying combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission. The combined and consolidated financial statements include the accounts of the Operating Partnership, the Invitation Homes Partnerships, and their consolidated wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in the combined and consolidated financial statements.
We consolidate entities when we own, directly or indirectly, a majority interest in the entity or are otherwise able to control the entity. We consolidate variable interest entities (“VIEs”) in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation, as amended by Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810)—Amendments to the Consolidation Analysis (“ASU 2015-02”), if we are the primary beneficiary of the VIE as determined by our power to direct the VIE’s activities and the obligation to absorb its losses or the right to receive its benefits, which are potentially significant to the VIE. A VIE is broadly defined as an entity with one or more of the following characteristics: (a) the total equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about the entity’s activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests, and substantially all of the entity’s activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights.
Statements of comprehensive loss have not been included in these combined and consolidated financial statements due to there being no items of other comprehensive loss that would cause a difference between our net loss and our comprehensive loss.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These estimates are inherently subjective in nature and actual results could differ from those estimates.

Use of Estimates
The preparation of the accompanying balance sheet in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the balance sheet. These estimates are inherently subjective in nature and actual results could differ from those estimates.
Use of Estimates
The preparation of the combined and consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These estimates are inherently subjective in nature and actual results could differ from those estimates.

Organizational Costs and Offering Expenses
Organizational Costs and Offering Expenses
Through December 31, 2016, $15.9 million of costs and expenses had been incurred in connection with the IPO. These costs and expenses have been paid on the Company’s behalf by affiliates of the Company’s sole stockholder (see Note 3). When recorded in the Company’s financial statements, organizational expenses will be expensed as incurred, and direct offering costs associated with the IPO will be charged to equity.

Commitments and Contingencies		Commitments and Contingencies The Company is not subject to any material litigation nor to management’s knowledge is any material litigation currently threatened against the Company.
Reclassifications
Reclassifications
Certain amounts in the combined and consolidated balance sheets for the previously reported year ended December 31, 2015 have been reclassified to conform to the current period presentation. Amounts deposited and held by others of $6,978 were reclassified from amounts deposited and held by others, to other assets, net on the combined and consolidated balance sheet. The reclassification did not affect the Company’s financial position, results of operations, or its cash flows.

Adoption of New Accounting Standards and Recent Accounting Pronouncements
Adoption of New Accounting Standards
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Early adoption is permitted only for transactions that occurred before the issuance date of the guidance and has not been previously reported in issued financial statements. Effective January 1, 2017, we adopted ASU 2017-01, and the adoption of this standard had no material impact on our condensed consolidated financial statements for any period presented.
In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Effective January 1, 2017, we adopted ASU 2016-09, and the adoption of this standard had no impact on our condensed consolidated financial statements for any period presented.
Recent Accounting Pronouncements
In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which clarifies the definition of modification with the objective of evaluating whether modification accounting should be applied when there are changes to the terms or conditions of a share-based payment award. The guidance will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods with early adoption permitted. We are currently assessing the impact of the guidance on our condensed consolidated financial statements.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that period changes in the total of cash, cash equivalents, and amounts generally described as restricted cash or cash equivalents are explained in the statement of cash flow. Thus, amounts generally described as restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning and ending balances shown in the statement of cash flows. The guidance will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods with early adoption permitted. We are currently assessing the impact of the guidance on our condensed consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies the classification of certain cash receipts and cash payments including debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, proceeds from the settlement of insurance claims, and beneficial interests in securitization transactions. The new standard will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. We are currently evaluating the impact of the guidance on our condensed consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than one year. Lessor accounting will remain similar to lessor accounting under current GAAP, while aligning with the FASB’s new revenue recognition guidance. The new standard will be effective for us for annual reporting periods beginning after December 15, 2018, and for interim periods within those annual periods, with early adoption permitted. We are currently evaluating the impact of the guidance on our condensed consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments, including the requirement to measure certain equity investments at fair value with changes in fair value recognized in net income. The new standard will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. We are currently evaluating the impact of the guidance on our condensed consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which provides guidance on revenue recognition and supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, most industry-specific guidance and some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. The standard’s core principle is that a company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These judgments may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The guidance will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. At that time, we may adopt the full retrospective approach or the modified retrospective approach. Early adoption is permitted only as of annual reporting periods, and interim periods therein, beginning after December 15, 2016. We are currently evaluating the method of adoption of this guidance and do not anticipate that the adoption of this guidance will have a material impact on our condensed consolidated financial statements as most of our revenue is from rental revenues, which this standard does not cover.

Recent Accounting Pronouncements
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new standard will be effective for us for annual reporting periods beginning after December 15, 2017, and interim periods within those fiscal years with. Early adoption is permitted only for transactions that occurred before the issuance date of the guidance and has not been previously reported in issued financial statements. We do not anticipate the adoption of this standard will have a material impact on our combined and consolidated financial statements.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that period changes in the total of cash, cash equivalents, and amounts generally described as restricted cash or cash equivalents are explained in the statement of cash flow. Thus, amounts generally described as restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning and ending balances shown in the statement of cash flows. The guidance will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods with early adoption permitted. We are currently assessing the impact of the guidance on our combined and consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies the classification of certain cash receipts and cash payments including debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, proceeds from the settlement of insurance claims, and beneficial interests in securitization transactions. The new standard will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. We are currently evaluating the impact of the guidance on our combined and consolidated financial statements.
In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The guidance will be effective for us for annual reporting periods beginning after December 15, 2016, and for interim periods within those annual periods, with early adoption permitted. We do not anticipate the adoption of this standard will have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than one year. Lessor accounting will remain similar to lessor accounting under current GAAP, while aligning with the FASB’s new revenue recognition guidance. The new standard will be effective for us for annual reporting periods beginning after December 15, 2018, and for interim periods within those annual periods, with early adoption permitted. We are currently evaluating the impact of the guidance on our combined and consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments, including the requirement to measure certain equity investments at fair value with changes in fair value recognized in net income. The new standard will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. We are currently evaluating the impact of the guidance on our combined and consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which provides guidance on revenue recognition and supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, most industry-specific guidance and some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. The standard’s core principle is that a company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These judgments may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. The guidance will be effective for us for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods. At that time, we may adopt the full retrospective approach or the modified retrospective approach. Early adoption is permitted only as of annual reporting periods, and interim periods therein, beginning after December 15, 2016. We are currently evaluating the method of adoption of this guidance, as well as the impact of the guidance on our combined and consolidated financial statements.
Adoption of New Accounting Standards
On January 1, 2014, we early adopted the provisions of ASU 2015-02. The amended guidance of ASU 2015-02 modifies the analysis that companies must perform in order to determine whether a legal entity should be consolidated. The amended guidance simplifies current consolidation rules by (i) reducing the number of consolidation models, (ii) reducing the circumstances in which a reporting entity may have to consolidate a legal entity solely based on a fee arrangement with another legal entity, (iii) placing more weight on the risk of loss in order to identify the party that has a controlling financial interest, (iv) reducing the number of instances that related party guidance needs to be applied when determining the party that has a controlling financial interest, and (v) changing rules for companies in certain industries that ordinarily employ limited partnership or VIE structures. The retrospective adoption of ASU 2015-02 did not have an impact on our combined and consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which resulted in the reclassification of debt issuance costs related to a recognized debt liability from deferred financing costs, net to a reduction of our reportable credit facilities, net and mortgage loans, net balances on our combined and consolidated balance sheets. Subsequently, the FASB issued ASU No. 2015-15, Interest—Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”), in August 2015 to address deferred issuance costs attributable to line of credit arrangements. ASU 2015-15 allows a company to defer debt issuance costs associated with line-of-credit arrangements, including arrangements with no substantial outstanding borrowings, classify them as an asset, and amortize them over the term of the arrangements. Effective January 1, 2015, we adopted ASU 2015-03 and ASU 2015-15, with full retrospective application as required by the guidance. This adoption had no impact on our net loss or cash flows provided by operations for any period presented.
In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which provides guidance with respect to management’s responsibility related to evaluating whether there is a substantial doubt about an entity’s ability to continue as a going concern as well as to provide related footnote disclosures. Effective December 31, 2016, we adopted ASU 2014-15. This adoption had no impact on our combined and consolidated financial statements for any period presented.

Investments in Single-Family Residential Properties
Investments in Single-Family Residential Properties
Upon acquisition, we evaluate our acquired single-family residential properties for purposes of determining whether a transaction should be accounted for as an asset acquisition or business combination. Upon adoption of ASU 2017-01, our purchases of homes are treated as acquisitions and are recorded at their purchase price which is allocated between land, building and improvements, and in-place lease intangibles (when a tenant is in place at the acquisition date) based upon their relative fair values at the date of acquisition. The purchase price for purposes of this allocation is inclusive of acquisition costs which typically include legal fees, bidding service and title fees, payments made to cure tax, utility, homeowners’ association (“HOA”), and other mechanic’s and miscellaneous liens, as well as other closing costs. The fair values of acquired in-place lease intangibles, if any, are based on the costs to execute similar leases, including commissions and other related costs. The origination value of in-place lease intangibles also includes an estimate of lost rent revenue at in-place rental rates during the estimated time required to lease the property. The in-place lease intangibles are amortized over the life of the leases and are recorded in other assets, net on our condensed consolidated balance sheets.
Prior to our adoption of ASU 2017-01 effective January 1, 2017, acquisition costs for transactions accounted for as business combinations were expensed in the period in which they were incurred and were reflected in other expenses in the accompanying condensed consolidated statements of operations.

Investments in Single-Family Residential Properties
Upon acquisition, we evaluate our acquired single-family residential properties for purposes of determining whether a transaction should be accounted for as an asset acquisition or business combination. In general, acquisitions of single-family residential properties with an in-place lease are treated as a business combination under ASC 805, Business Combinations.
Substantially all of our transactions are asset acquisitions recorded at their purchase price, and the purchase price is allocated between land and building and improvements based upon their relative fair values at the date of acquisition. The purchase price for purposes of this allocation is inclusive of acquisition costs which typically include legal fees, bidding service and title fees, payments made to cure tax, utility, homeowners’ association (“HOA”), and other mechanic’s and miscellaneous liens, as well as other closing costs.
Transactions determined to be business combinations are recorded at the purchase price (which approximates fair value), and the purchase price is allocated to land, building and improvements, and the in-place lease intangibles based upon their fair values at the date of acquisition. Acquisition costs are expensed in the period in which they are incurred and are reflected in other expenses in the accompanying combined and consolidated statements of operations. The fair values of acquired in-place lease intangibles are based on the costs to execute similar leases, including commissions and other related costs. The origination value of in-place lease intangibles also includes an estimate of lost rent revenue at in-place rental rates during the estimated time required to lease the property. The in-place lease intangibles are amortized over the life of the leases and are recorded in other assets, net in our combined and consolidated balance sheets (see Note 5).

Cost Capitalization
Cost Capitalization
We incur costs to acquire, stabilize and prepare our single-family residential properties to be rented. We capitalize these costs as a component of our investment in each single-family residential property, using specific identification and relative allocation methodologies, including renovation costs and other costs associated with activities that are directly related to preparing our properties for use as rental real estate. Other costs include interest costs, property taxes, property insurance, utilities, HOA fees, and the salaries and benefits of the Manager’s employees who are directly responsible for the execution of our stabilization activities. The capitalization period associated with our stabilization activities begins at such time that activities commence and concludes at the time that a single-family residential property is available to be leased.
Once a property is ready for its intended use, expenditures for ordinary maintenance and repairs thereafter are expensed to operations as incurred, and we capitalize expenditures that improve or extend the life of a home and for certain furniture and fixtures additions. The determination of which costs to capitalize requires significant judgment. Accordingly, many factors are considered as part of our evaluation processes with no one factor necessarily determinative.

Depreciation
Depreciation
Costs capitalized in connection with single-family residential property acquisitions, stabilization activities, and on an ongoing basis are depreciated over their estimated useful lives on a straight line basis. The depreciation period commences upon the cessation of stabilization related activities or upon the completion of improvements made on an ongoing basis. For those costs capitalized in connection with residential property acquisitions and stabilization activities and those capitalized on an ongoing basis, the useful lives range from 7 years to 28.5 years.

Provisions for Impairment
Provisions for Impairment
We continuously evaluate, by property, whether there are any events or changes in circumstances indicating that the carrying amount of our single-family residential properties may not be recoverable. Examples of such events and changes in circumstances that we consider include significant and persistent declines in an individual property’s net operating income, regional changes in home price appreciation as measured by certain independently developed indices, change in expected use of the property, significant adverse legal factors, substantive damage to the individual property as a result of natural disasters and other risks inherent in our business not covered by insurance proceeds, or a current expectation that a property will be disposed of prior to the end of its estimated useful life.
To the extent an event or change in circumstance is identified, a residential property is considered to be impaired only if its carrying value cannot be recovered through estimated future undiscounted cash flows from the use and eventual disposition of the property. Cash flow projections are prepared using internal analyses based on current rental, renewal, and occupancy rates, operating expenses, and inputs from our annual planning process that give consideration to each property’s historical results, current operating trends, and current market conditions. To the extent an impairment has occurred, the carrying amount of our investment in a property is adjusted to its estimated fair value. To determine the estimated fair value, we primarily consider local broker price opinions (“BPOs”). In order to validate the BPOs received and used in our assessment of fair value of real estate, we perform an internal review to determine if an acceptable valuation approach was used to estimate fair value in compliance with guidance provided by ASC 820, Fair Value Measurements. Additionally, we undertake an internal review to assess the relevance and appropriateness of comparable transactions that have been used by the broker in its BPO and any adjustments to comparable transactions made by the broker in reaching its value opinion.
The process whereby we assess our single-family residential properties for impairment requires significant judgment and assessment of factors that are, at times, subject to significant uncertainty. We evaluate multiple information sources and perform a number of internal analyses, each of which are important components of our process with no one information source or analysis being necessarily determinative.

Single-Family Residential Properties Held for Sale and Discontinued Operations
Single-Family Residential Properties Held for Sale and Discontinued Operations
From time to time we may identify single-family residential properties to be sold. At the time that any such properties are identified, we perform an evaluation to determine whether or not such properties should be classified as held for sale or presented as discontinued operations in accordance with GAAP.
Factors considered as part of our held for sale evaluation process include whether the following conditions have been met: (i) we have committed to a plan to sell a property that is immediately available for sale in its present condition;(ii) an active program to locate a buyer and other actions required to complete the plan to sell a property have been initiated; (iii) the sale of a property is probable within one year (generally determined based upon the execution of a sales contract); (iv) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (v) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. To the extent that these factors are all present, we discontinue depreciating the property, measure the property at the lower of its carrying amount or its fair value less estimated costs to sell, and present the property separately within other assets, net on our combined and consolidated balance sheets.
In connection with the held for sale evaluation described above, we also perform an evaluation to determine whether the results of operations associated with such property, or properties, should be classified as discontinued operations within our combined and consolidated statements of operations. Factors considered as part of our discontinued operations evaluation process include whether a property or a group of properties that are disposed of or classified as held for sale represent a strategic shift that has or will have a major effect on our financial results. As of December 31, 2016 and 2015, we classified $45,062 and $0, respectively, as held for sale assets in our combined and consolidated financial statements (See Note 5). As of and for the years ended December 31, 2016, 2015, and 2014, no properties have been classified as discontinued operations in our combined and consolidated financial statements.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents
For purposes of presentation on both the combined and consolidated balance sheets and statements of cash flows, we consider financial instruments with an original maturity of three months or less to be cash and cash equivalents. Cash balances are held with a single financial institution in an amount that exceeds the Federal Deposit Insurance Corporation insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit. We believe any risks are mitigated through the size of the financial institution at which our cash balances are held.
Restricted Cash
Restricted cash represents cash deposited in accounts related to rent deposits and collections, security deposits, property taxes, insurance premiums and deductibles, capital expenditures, and prepayments (see Note 4). Amounts deposited in these accounts can only be used as provided for in the credit facility and mortgage loan agreements (see Note 6), and, therefore, are separately presented within our combined and consolidated balance sheets. For purposes of classification within the combined and consolidated statements of cash flows, amounts deposited in these accounts are classified as investing activities other than those related to resident security deposits, which are classified as operating activities.

Held to Maturity Investments
Held to Maturity Investments
Investments in debt securities that we have a positive intent and ability to hold to maturity are classified as held to maturity and are presented within other assets, net on our combined and consolidated balance sheets (see Note 5). These investments are recorded at amortized cost. Investments are reviewed at each reporting period for declines in fair value below the amortized cost basis that are other than temporary. Interest income, including amortization of any premium or discount, is classified as other in the combined and consolidated statements of operations. For purposes of classification within the combined and consolidated statements of cash flows, amounts paid for these securities are classified as investing activities.

Deferred Financing and Leasing Costs
Deferred Leasing Costs
Costs associated with leasing our single family residential properties, which consist of commissions paid to leasing agents and costs associated with evaluating a resident’s financial condition, are deferred in the period in which they are incurred as a component of deferred leasing costs and are subsequently amortized over the lease term. Deferred leasing costs are included as a component of other assets, net within our combined and consolidated balance sheets and their amortization is classified as property operating and maintenance within the combined and consolidated statements of operations (see Note 5). Costs incurred in connection with our leasing activities that do not result in the execution of a lease are expensed in the period incurred.
Deferred Financing Costs
Costs incurred that are directly attributable to procuring external financing are deferred and amortized over the term of the related financing arrangement as interest expense on the combined and consolidated statements of operations. Costs that are deferred for the procurement of such financing are presented either as an asset in other assets, net when associated with a revolving debt instrument and prior to funding of a loan or as a liability in credit facilities, net or mortgage loans, net when associated with other indebtedness. Unamortized financing costs are charged to earnings when debt is retired before the maturity date.

Revenue Recognition and Resident Receivables
Revenue Recognition and Resident Receivables
Rental revenue, net of any concessions, is recognized monthly as it is earned on a straight-line basis over the term of the lease. Other property income is recognized when earned and realized or realizable.
We maintain an allowance for doubtful accounts for estimated losses that may result from the inability of residents to make required rent or other payments. This allowance is estimated based on, among other considerations, payment histories, and overall delinquencies. The provision for doubtful accounts is recorded as a reduction of rental revenues and other property income in our combined and consolidated statements of operations.

Noncash Incentive Compensation Expense
Share-Based Compensation Expense
Prior to the IPO, we recognized share-based compensation expense for incentive compensation units granted by the Invitation Homes Partnerships (the “Class B Units”). In connection with and subsequent to the IPO, we issued restricted stock units (“RSUs”) that settle in shares of common stock and restricted shares of common stock (“RSAs”) for which share-based compensation expense is recognized.
We recognized share-based compensation expense for the Class B Units based on the estimated fair value of the Class B Units and vesting conditions of the related incentive unit agreements. Since the Class B Units granted by IH1 were granted to employees of the Manager, a wholly owned subsidiary of IH1, the related share-based compensation expense was based on the grant-date fair value of the units and recognized in expense over the service period. Because units in IH2, IH3, IH4, IH5, and IH6 were granted to non-employees of those respective partnerships, fair value was remeasured for non-vested units at the end of each reporting period. The fair value of the Class B Units was determined based on a valuation model that took into account discounted cash flows and a market approach based on comparable companies and transactions.
We recognize share-based compensation expense for the RSUs and RSAs based on their grant-date fair value, net of expected forfeitures, over the service period from the grant date to vest date for each tranche or when any applicable performance conditions are met in accordance with the related RSU and RSA agreements. The grant-date fair value of RSUs and RSAs is generally based on the closing price of our common stock on the grant date except for market based RSU grant‑date fair values which are based on Monte-Carlo option pricing models.
Additional compensation expense is recognized if modifications to existing incentive compensation unit, RSU, or RSA agreements result in an increase in the post-modification fair value of the units that exceeds their pre-modification fair value. Share-based compensation expense is presented as a component of general and administrative expense and property management expense in our condensed consolidated statements of operations. See Note 10 for further discussion of share-based compensation expense.

Noncash Incentive Compensation Expense
We recognize noncash incentive compensation expense based on the estimated fair value of the incentive compensation units and vesting conditions of the related incentive unit agreements. IH1’s incentive units were granted to employees of the Manager, our wholly owned subsidiary. Therefore, the noncash incentive compensation expense is based on the grant-date fair value of the units and recognized in expense over the service period. Additional compensation expense is recognized if modifications to existing incentive unit agreements result in an increase in the post-modification fair value of the units that exceeds their pre-modification fair value. Because units in IH2, IH3, IH4, and IH5 were granted to non-employees of those respective partnerships, fair value is re-measured for unvested units at the end of each reporting period. The fair value of all incentive units is determined based on a valuation model that takes into account discounted cash flows and a market approach based on comparable companies and transactions (see Note 10). Noncash incentive compensation expense is presented as a component of general and administrative expense and property management expense in our combined and consolidated statements of operations.

Fair Value Measurement
Fair Value Measurements
The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between two willing parties. This amount is determined based on an exit price approach, which contemplates the price that would be received to sell an asset (or paid to transfer a liability) in an orderly transaction between market participants at the measurement date. GAAP has established a valuation hierarchy based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
Level 1—Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;
Level 2—Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and
Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
See Note 11 for further information related to our fair value measurements.

Earnings per Share
Earnings per Share
We use the two-class method to compute basic and diluted earnings (loss) per common share (“EPS”) because certain of our restricted stock units and restricted stock awards (see Share-Based Compensation Expense below) are participating securities as defined by GAAP. We compute basic EPS by dividing net income (loss) available to common shareholders for the period by the weighted-average number of common shares outstanding for the period, adjusted to exclude non-vested shares of RSUs and RSAs. Diluted EPS is similar to computing basic EPS, except that the denominator is increased to include the dilutive effects of non-vested RSUs and RSAs except when doing so would be anti-dilutive. Prior to the IPO, our business was conducted through the Invitation Homes Partnerships which did not have a common capital structure upon which to compute historical EPS. Accordingly, EPS has not been presented for historical periods prior to the IPO.

Derivatives
Derivatives
We enter into interest rate swap and interest rate cap agreements (collectively, “Hedging Derivatives”) for interest rate risk management purposes. We do not enter into Hedging Derivatives for trading or other speculative purposes, and all of our Hedging Derivatives are carried at fair value on our condensed consolidated balance sheets. Designated hedges are derivatives that meet the criteria for hedge accounting and that we have elected to designate as hedges. Non-designated hedges are derivatives that do not meet the criteria for hedge accounting or that we have not elected to designate as hedges.
Pursuant to the terms of certain of our mortgage loans, we are required to maintain interest rate caps. We have elected not to designate these interest cap agreements for hedge accounting (collectively, the “Non-Designated Hedges”). We enter into interest rate swap agreements to hedge the risk arising from changes in our interest payments on variable-rate debt due to changes in the one-month London Interbank Offered Rate (“LIBOR”). In connection with the Pre-IPO Transactions, as of January 31, 2017, we have elected to account for our interest rate swap agreements as effective cash flow hedges (collectively, the “Designated Hedges”). We assess the effectiveness of these interest rate swap cash flow hedging relationships on an ongoing basis. The effect of these interest rate cap agreements and interest rate swap agreements is to reduce the variability of interest payments due to changes in LIBOR.
The fair value of Hedging Derivatives that are in an asset position are included in other assets, net and those in a liability position are included in other liabilities on our condensed consolidated balance sheets. For Non-Designated Hedges, the related changes in fair value are reflected within interest expense in the condensed consolidated statements of operations. For Designated Hedges, the effective portion of the related changes in fair value is reported as a component of other comprehensive income (loss) on our condensed consolidated balance sheets and reclassified into earnings as interest expense in our condensed consolidated statements of operations when the hedged transactions affect earnings; the ineffective portion of the changes in fair value is reflected directly within interest expense in the condensed consolidated statements of operations. See Note 7 for further discussion of derivative financial instruments.

Derivatives
We enter into interest rate swap and interest rate cap agreements (collectively, “Hedging Derivatives”) for interest rate risk management purposes. We do not enter into Hedging Derivative transactions for trading or other speculative purposes. Pursuant to the terms of our credit facilities and mortgage loans, we are required to maintain certain interest rate caps. We enter into interest rate swap agreements to hedge the risk arising from changes in the one-month London Interbank Offered Rate (“LIBOR”). The effect of these interest rate cap agreements and interest rate swap agreements is to reduce the variability of interest payments due to changes in LIBOR. As of December 31, 2016, we have not elected to designate these Hedging Derivatives as effective hedging instruments. The fair value of Hedging Derivatives that are in an asset position are included in other assets and those in a liability position are included in accrued expenses and other liabilities on our combined and consolidated balance sheets. The related changes in fair value of these investments are reflected within interest expense in the combined and consolidated statements of operations. See Note 7 for further discussion of derivative financial instruments.

Income Taxes
Income Taxes
As a result of the Pre-IPO Transactions more fully described in Note 1, the Invitation Homes Partnerships transferred all assets, liabilities, and operations to INVH through certain mergers and related transactions, including the IH2 Property Holdings Merger. IH2 Property Holdings Inc. had previously elected to qualify as a Real Estate Investment Trust “REIT” for United States federal income tax purposes commencing with its taxable year ended December 31, 2013. Effective upon consummation of the IH2 Property Holdings Merger, INVH became subject to such REIT election.
We intend to continue to operate as a REIT, and our current and continuing qualification as a REIT depends on our ability to meet the various requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”), which are related to organizational structure, distribution levels, diversity of stock ownership and certain restrictions with regard to owned assets and categories of income. If we qualify for taxation as a REIT, we will generally not be subject to United States federal corporate income tax on our taxable income that is currently distributed to shareholders. This treatment substantially eliminates the “double taxation” (at the corporate and stockholder levels) that generally results from an investment in a corporation. If we fail to qualify as a REIT in any taxable year, we will be subject to federal taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for subsequent taxable years.
Even if we qualify as a REIT, we may be subject to United States federal income and excise taxes in various situations, such as on our undistributed income. We also will be required to pay a 100% tax on any net income on non-arm’s length transactions between us and a TRS, defined below, and on any net income from sales of assets that were held for sale to customers in the ordinary course. In addition, we could also be subject to the alternative minimum tax on items of tax preference. State and local tax laws may not conform to the United States federal income tax treatment, and we may be subject to state or local taxation in various state or local jurisdictions, including those in which we transact business. Any taxes imposed on us reduce our operating cash flow and net income.
As part of the formation of INVH, each of the Invitation Homes Partnerships (other than IH2) transferred assets into INVH solely in exchange for shares of common stock. Certain of the assets contributed contained built-in gains. Prior to the Pre-IPO Transactions, the contributing partnerships had indirect C corporation partners to which a portion of the built-in gain would be allocated. As a result, if we dispose of any such assets during the five-year period following the date the REIT acquired such assets, we will be subject to the regulations under Section 337(d) of the Code. In general terms, such regulations subject the REIT to the maximum corporate level tax rate on the lesser of (i) such built-in gains and (ii) the gain recognized by the REIT upon a taxable disposition of the contributed assets. We may, however, choose not to sell such assets during such five-year period or to sell them in a non-taxable transaction. As such, the potential taxes associated with these built-in gains are not estimable.
Certain of our operations or a portion thereof, are conducted through taxable REIT subsidiaries, each of which we refer to as a TRS. A TRS is a subsidiary C-corporation that has not elected REIT status and as such is subject to United States federal and state corporate income tax. We use TRS entities to facilitate our ability to perform non-real estate related activities and/or perform non-customary services for residents that cannot be offered directly by a REIT.
For our TRS entities, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for United States federal income tax purposes and are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. We reduce deferred tax assets by recording a valuation allowance when we determine, based on available evidence, that it is more likely than not that the assets will not be realized. We recognize the tax consequences associated with intercompany transfers between the REIT and TRS entities when the related assets affect our GAAP net income or loss, generally through depreciation, impairment losses, or sales to third-party entities.
Tax benefits associated with uncertain tax positions are recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position.
We file income tax returns in the United States federal jurisdiction as well as various state and local jurisdictions. Our filings are subject to normal reviews by regulatory agencies until the related statute of limitations expires, with open tax years varying based upon the date of incorporation of the specific entity. The years open to examination range from 2013 to present.

Income Taxes
IH1, IH3, IH4, IH5, and IH6 are structured as partnerships and therefore are not subject to federal and state income taxes.
IH2 elected to be treated as a REIT under the Internal Revenue Code and the corresponding provisions of state law. All distributions made by IH2 during the years ended December 31, 2016, 2015, and 2014, were treated as returns of capital for income tax purposes. REITs generally are not required to pay federal income taxes on their net income that is currently distributed to shareholders if they distribute to shareholders at least 90% of their United States taxable income and meet certain income, asset and organizational tests. Accordingly, we generally will not be subject to federal income tax as long as IH2 continues to qualify as a REIT.
We have elected to treat certain of the wholly owned subsidiaries of IH2 as taxable REIT subsidiaries (“TRSs”). TRSs may participate in non-real estate related activities and/or perform non-customary services for residents and are subject to federal and state income tax at regular corporate tax rates.
We account for income taxes under the asset and liability method. For the TRSs, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. We provide a valuation allowance, from time to time, for deferred tax assets for which we do not consider realization of such assets to be more likely than not.
Tax benefits associated with uncertain tax positions are recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position.

Segment Reporting
Segment Reporting
Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. Our CODM is the Chief Executive Officer.
Under the provision of ASC 280, Segment Reporting, we have determined that we have one reportable segment related to acquiring, renovating, leasing, and operating single-family homes as rental properties, including single-family homes in planned unit developments. The CODM evaluates operating performance and allocates resources on a total portfolio basis. The CODM utilizes net operating income as the primary measure to evaluate performance of the total portfolio. The aggregation of individual homes constitutes the total portfolio. Decisions regarding acquisitions and dispositions of homes are made at the individual home level.